UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21676
Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Buy-Write Income Fund (ETB) Semiannual Report June 30, 2011

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions equal to $0.3240 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2011
Eaton Vance
Tax-Managed Buy-Write Income Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance
Tax-Managed Buy-Write Income Fund
June 30, 2011
Portfolio Managers Walter A. Row, III, CFA, CMT; Thomas Seto; David Stein, Ph.D
Performance

New York Stock Exchange (NYSE) Symbol	ETB
Inception Date (4/29/05)

% Average Annual Total Returns at net asset value (NAV)
Six Months	4.37
One Year	22.53
Five Years	6.03
Since Inception	6.76

% Average Annual Total Returns at market price, NYSE
Six Months	0.07
One Year	0.66
Five Years	4.92
Since Inception	5.32

% Premium/Discount to NAV (6/30/11)	-8.08

Distributions
Total Distributions per share (12/31/10 – 6/30/11)	$0.648
Distribution Rate at NAV[1]	8.65%
Distribution Rate at market price[1]	9.41%

Comparative Performance[2]	% Return

S&P 500 Index
Six Months	6.02
One Year	30.69
Five Years	2.94
Since Inception (4/29/05)	4.31

CBOE S&P 500 BuyWrite Index
Six Months	2.42
One Year	19.52
Five Years	2.32
Since Inception (4/29/05)	3.45
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Buy-Write Income Fund
June 30, 2011
Fund Profile

Sector Allocation (% of total investments)3

Top 10 Holdings (% of total investments)[3]

Exxon Mobil Corp.	3.6
Apple, Inc.	2.7
Microsoft Corp.	2.0
Johnson & Johnson	2.0
Chevron Corp.	1.8
JPMorgan Chase & Co.	1.7
Wells Fargo & Co.	1.6
Pfizer, Inc.	1.6
AT&T, Inc.	1.6
Coca-Cola Co. (The)	1.6

Total % of total investments	20.2

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Tax-Managed Buy-Write Income Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

2.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

3.	Depictions do not reflect the Fund’s options positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value

Aerospace & Defense — 3.3%

Boeing Co. (The)	26,422	$1,953,379
Honeywell International, Inc.	56,426	3,362,425
Huntington Ingalls Industries, Inc.(1)	3,600	124,200
Northrop Grumman Corp.	21,600	1,497,960
Rockwell Collins, Inc.	16,000	987,040
Textron, Inc.	11,648	275,009
United Technologies Corp.	44,353	3,925,684

		$12,125,697

Air Freight & Logistics — 1.3%

CH Robinson Worldwide, Inc.	15,365	$1,211,377
Expeditors International of Washington, Inc.	21,522	1,101,711
United Parcel Service, Inc., Class B	36,126	2,634,669

		$4,947,757

Auto Components — 0.6%

Dana Holding Corp.(1)	31,658	$579,341
Goodyear Tire & Rubber Co. (The)(1)	13,476	225,993
Johnson Controls, Inc.	37,662	1,568,999

		$2,374,333

Automobiles — 0.3%

Ford Motor Co.(1)	83,365	$1,149,603

		$1,149,603

Beverages — 2.6%

Coca-Cola Co. (The)	86,673	$5,832,226
PepsiCo, Inc.	55,700	3,922,951

		$9,755,177

Biotechnology — 1.2%

Amgen, Inc.(1)	26,769	$1,561,971
Celgene Corp.(1)	32,350	1,951,352
Gilead Sciences, Inc.(1)	21,919	907,666

		$4,420,989

Capital Markets — 2.0%

Bank of New York Mellon Corp. (The)	13,449	$344,564
Federated Investors, Inc., Class B	7,867	187,549
Goldman Sachs Group, Inc. (The)	17,532	2,333,334
Invesco, Ltd.	38,480	900,432
Legg Mason, Inc.	18,049	591,285
State Street Corp.	27,413	1,236,052
T. Rowe Price Group, Inc.	28,399	1,713,596

		$7,306,812

Chemicals — 1.8%

Dow Chemical Co. (The)	40,267	$1,449,612
E.I. Du Pont de Nemours & Co.	51,275	2,771,414
Eastman Chemical Co.	1,804	184,134
PPG Industries, Inc.	13,916	1,263,434
Sherwin-Williams Co. (The)	13,337	1,118,574

		$6,787,168

Commercial Banks — 3.0%

Banco Bilbao Vizcaya Argentaria SA ADR	35,069	$411,710
Fifth Third Bancorp	91,535	1,167,071
First Horizon National Corp.	16,952	161,722
KeyCorp	43,543	362,713
M&T Bank Corp.	12,600	1,108,170
Marshall & Ilsley Corp.	39,440	314,337
PNC Financial Services Group, Inc.	24,325	1,450,013
Wells Fargo & Co.	219,413	6,156,729

		$11,132,465

Commercial Services & Supplies — 1.0%

Avery Dennison Corp.	15,307	$591,310
Pitney Bowes, Inc.	54,064	1,242,931
RR Donnelley & Sons Co.	28,274	554,453
Waste Management, Inc.	39,000	1,453,530

		$3,842,224

Communications Equipment — 3.0%

Aviat Networks, Inc.(1)	6,710	$26,437
Cisco Systems, Inc.	222,878	3,479,126
Harris Corp.	23,222	1,046,383
JDS Uniphase Corp.(1)	19,875	331,118
Juniper Networks, Inc.(1)	23,576	742,644
QUALCOMM, Inc.	82,146	4,665,071
Telefonaktiebolaget LM Ericsson, Class B ADR	43,494	625,444

		$10,916,223

Computers & Peripherals — 3.2%

Apple, Inc.(1)	30,468	$10,227,194
Hewlett-Packard Co.	26,443	962,525

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Computers & Peripherals (continued)

QLogic Corp.(1)	20,459	$325,707
SanDisk Corp.(1)	8,289	343,994

		$11,859,420

Construction & Engineering — 0.0%(2)

Shaw Group, Inc. (The)(1)	4,322	$130,568

		$130,568

Consumer Finance — 1.0%

American Express Co.	49,193	$2,543,278
Discover Financial Services	40,754	1,090,170

		$3,633,448

Distributors — 0.5%

Genuine Parts Co.	34,078	$1,853,843

		$1,853,843

Diversified Consumer Services — 0.3%

H&R Block, Inc.	75,300	$1,207,812

		$1,207,812

Diversified Financial Services — 3.5%

Bank of America Corp.	178,927	$1,961,040
Citigroup, Inc.	54,554	2,271,629
CME Group, Inc.	3,193	931,047
JPMorgan Chase & Co.	158,700	6,497,178
Moody’s Corp.	29,272	1,122,581

		$12,783,475

Diversified Telecommunication Services — 3.5%

AT&T, Inc.	190,600	$5,986,746
Frontier Communications Corp.	134,501	1,085,423
Verizon Communications, Inc.	136,300	5,074,449
Windstream Corp.	46,200	598,752

		$12,745,370

Electric Utilities — 0.9%

Duke Energy Corp.	88,867	$1,673,366
Edison International	20,090	778,488
FirstEnergy Corp.	10,281	453,906
Pinnacle West Capital Corp.	7,168	319,549

		$3,225,309

Electrical Equipment — 0.8%

Emerson Electric Co.	53,488	$3,008,700

		$3,008,700

Electronic Equipment, Instruments & Components — 0.1%

Molex, Inc.	13,181	$339,674

		$339,674

Energy Equipment & Services — 2.6%

Baker Hughes, Inc.	5,760	$417,946
Diamond Offshore Drilling, Inc.	13,574	955,745
Halliburton Co.	64,124	3,270,324
Schlumberger, Ltd.	56,392	4,872,269

		$9,516,284

Food & Staples Retailing — 2.2%

CVS Caremark Corp.	86,869	$3,264,537
Wal-Mart Stores, Inc.	79,592	4,229,519
Walgreen Co.	17,421	739,696

		$8,233,752

Food Products — 2.0%

ConAgra Foods, Inc.	36,224	$934,942
General Mills, Inc.	19,286	717,825
Green Mountain Coffee Roasters, Inc.(1)	15,366	1,371,569
Kellogg Co.	31,044	1,717,354
Kraft Foods, Inc., Class A	54,344	1,914,539
Tyson Foods, Inc., Class A	28,696	557,276

		$7,213,505

Gas Utilities — 0.2%

Nicor, Inc.	11,699	$640,403

		$640,403

Health Care Equipment & Supplies — 1.6%

Baxter International, Inc.	42,233	$2,520,888
Boston Scientific Corp.(1)	75,455	521,394
Covidien PLC	24,361	1,296,736
Medtronic, Inc.	13,780	530,943
St. Jude Medical, Inc.	16,051	765,312
Zimmer Holdings, Inc.(1)	5,294	334,581

		$5,969,854

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.8%

Catalyst Health Solutions, Inc.(1)	5,847	$326,379
Express Scripts, Inc.(1)	15,796	852,668
Medco Health Solutions, Inc.(1)	26,655	1,506,541
Quest Diagnostics, Inc.	21,510	1,271,241
UnitedHealth Group, Inc.	49,739	2,565,538

		$6,522,367

Hotels, Restaurants & Leisure — 1.4%

McDonald’s Corp.	39,136	$3,299,948
Wyndham Worldwide Corp.	26,139	879,577
Yum! Brands, Inc.(1)	16,501	911,515

		$5,091,040

Household Durables — 0.8%

D.R. Horton, Inc.	22,646	$260,882
Leggett & Platt, Inc.	11,383	277,518
Lennar Corp., Class A	21,018	381,477
Newell Rubbermaid, Inc.	76,798	1,211,872
Whirlpool Corp.	11,922	969,497

		$3,101,246

Household Products — 1.8%

Clorox Co. (The)	14,825	$999,798
Kimberly-Clark Corp.	19,850	1,321,216
Procter & Gamble Co.	65,845	4,185,767

		$6,506,781

Industrial Conglomerates — 1.7%

3M Co.	17,125	$1,624,306
General Electric Co.	252,137	4,755,304

		$6,379,610

Insurance — 4.5%

ACE, Ltd.	14,012	$922,270
AON Corp.	15,101	774,681
Berkshire Hathaway, Inc., Class B(1)	34,964	2,705,864
Cincinnati Financial Corp.	23,600	688,648
Genworth Financial, Inc., Class A(1)	4,317	44,379
Lincoln National Corp.	38,463	1,095,811
Marsh & McLennan Cos., Inc.	50,188	1,565,364
MetLife, Inc.	51,866	2,275,361
Principal Financial Group, Inc.	44,928	1,366,710
Prudential Financial, Inc.	28,337	1,801,950
Travelers Companies, Inc. (The)	43,007	2,510,749
XL Group PLC	38,726	851,197

		$16,602,984

Internet & Catalog Retail — 0.6%

Amazon.com, Inc.(1)	5,804	$1,186,860
Priceline.com, Inc.(1)	2,341	1,198,428

		$2,385,288

Internet Software & Services — 2.0%

AOL, Inc.(1)	2,315	$45,976
Google, Inc., Class A(1)	10,119	5,124,059
Monster Worldwide, Inc.(1)	16,352	239,720
Rackspace Hosting, Inc.(1)	13,373	571,562
VeriSign, Inc.	43,013	1,439,215

		$7,420,532

IT Services — 2.4%

Fidelity National Information Services, Inc.	26,132	$804,604
International Business Machines Corp.	33,173	5,690,828
MasterCard, Inc., Class A	7,359	2,217,561

		$8,712,993

Leisure Equipment & Products — 0.4%

Mattel, Inc.	59,998	$1,649,345

		$1,649,345

Life Sciences Tools & Services — 0.3%

Thermo Fisher Scientific, Inc.(1)	15,567	$1,002,359

		$1,002,359

Machinery — 1.3%

Caterpillar, Inc.	31,778	$3,383,086
Eaton Corp.	2,862	147,250
Snap-On, Inc.	6,380	398,622
Stanley Black & Decker, Inc.	10,773	776,195

		$4,705,153

Media — 4.1%

CBS Corp., Class B	64,211	$1,829,372
Comcast Corp., Class A	121,712	3,084,182
IMAX Corp.(1)	7,282	236,155
McGraw-Hill Cos., Inc. (The)	51,266	2,148,558
Omnicom Group, Inc.	40,818	1,965,795

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Scripps Networks Interactive, Class A	6,991	$341,720
Time Warner, Inc.	25,474	926,489
Time Warner Cable, Inc.	9,267	723,197
Walt Disney Co. (The)	102,056	3,984,266

		$15,239,734

Metals & Mining — 1.5%

AK Steel Holding Corp.	13,180	$207,717
Allegheny Technologies, Inc.	16,248	1,031,260
Cliffs Natural Resources, Inc.	4,838	447,273
Freeport-McMoRan Copper & Gold, Inc.	56,000	2,962,400
Nucor Corp.	18,291	753,955

		$5,402,605

Multi-Utilities — 2.5%

Centerpoint Energy, Inc.	17,504	$338,702
CMS Energy Corp.	91,625	1,804,096
Dominion Resources, Inc.	17,163	828,458
DTE Energy Co.	10,342	517,307
Integrys Energy Group, Inc.	10,554	547,119
NiSource, Inc.	49,999	1,012,480
Public Service Enterprise Group, Inc.	69,335	2,263,094
TECO Energy, Inc.	92,229	1,742,206
Xcel Energy, Inc.	12,009	291,819

		$9,345,281

Multiline Retail — 1.1%

Kohl’s Corp.	26,447	$1,322,614
Macy’s, Inc.	72,452	2,118,497
Nordstrom, Inc.	12,248	574,921

		$4,016,032

Office Electronics — 0.1%

Xerox Corp.	38,326	$398,974

		$398,974

Oil, Gas & Consumable Fuels — 10.3%

Alpha Natural Resources, Inc.(1)	1,004	$45,622
Chevron Corp.	65,682	6,754,737
ConocoPhillips	67,500	5,075,325
El Paso Corp.	53,383	1,078,337
EOG Resources, Inc.	20,592	2,152,894
Exxon Mobil Corp.	164,807	13,411,994
Occidental Petroleum Corp.	39,289	4,087,627
Peabody Energy Corp.	15,263	899,143
Petrohawk Energy Corp.(1)	16,345	403,231
Range Resources Corp.	22,418	1,244,199
Tesoro Corp.(1)	25,722	589,291
Williams Cos., Inc.	72,366	2,189,071

		$37,931,471

Paper & Forest Products — 0.2%

MeadWestvaco Corp.	21,446	$714,366

		$714,366

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	1,663	$174,931

		$174,931

Pharmaceuticals — 6.8%

Abbott Laboratories	82,540	$4,343,255
Bristol-Myers Squibb Co.	83,905	2,429,889
Johnson & Johnson	112,193	7,463,078
Merck & Co., Inc.	134,719	4,754,234
Pfizer, Inc.	294,969	6,076,361

		$25,066,817

Professional Services — 0.2%

Dun & Bradstreet Corp.	1,472	$111,195
Robert Half International, Inc.	28,288	764,624

		$875,819

Real Estate Investment Trusts (REITs) — 1.6%

Apartment Investment & Management Co., Class A	12,428	$317,287
AvalonBay Communities, Inc.	11,002	1,412,657
Equity Residential	14,774	886,440
Host Hotels & Resorts, Inc.	32,755	555,197
Kimco Realty Corp.	78,276	1,459,065
Plum Creek Timber Co., Inc.	12,612	511,290
ProLogis, Inc.	18,733	671,391

		$5,813,327

Real Estate Management & Development — 0.1%

CB Richard Ellis Group, Inc., Class A(1)	19,604	$492,256

		$492,256

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 0.6%

J.B. Hunt Transport Services, Inc.	3,521	$165,804
Norfolk Southern Corp.	28,268	2,118,121

		$2,283,925

Semiconductors & Semiconductor Equipment — 2.5%

Advanced Micro Devices, Inc.(1)	12,153	$84,949
Analog Devices, Inc.	24,272	950,006
Applied Materials, Inc.	38,827	505,139
Broadcom Corp., Class A(1)	42,173	1,418,700
Cypress Semiconductor Corp.(1)	32,222	681,173
First Solar, Inc.(1)	6,318	835,682
Intel Corp.	154,529	3,424,363
Microchip Technology, Inc.	15,385	583,245
Micron Technology, Inc.(1)	56,773	424,662
Teradyne, Inc.(1)	32,470	480,556

		$9,388,475

Software — 3.9%

Concur Technologies, Inc.(1)	33,500	$1,677,345
Microsoft Corp.	287,979	7,487,454
Oracle Corp.	115,163	3,790,014
Quest Software, Inc.(1)	11,338	257,713
Symantec Corp.(1)	56,043	1,105,168

		$14,317,694

Specialty Retail — 1.8%

Abercrombie & Fitch Co., Class A	5,734	$383,719
Best Buy Co., Inc.	16,503	518,359
GameStop Corp., Class A(1)	2,593	69,155
Home Depot, Inc.	35,890	1,299,936
Limited Brands, Inc.	35,932	1,381,586
RadioShack Corp.	19,049	253,542
Staples, Inc.	88,922	1,404,968
Tiffany & Co.	14,641	1,149,611

		$6,460,876

Textiles, Apparel & Luxury Goods — 0.3%

Coach, Inc.	4,244	$271,319
Hanesbrands, Inc.(1)	6,900	196,995
NIKE, Inc., Class B	7,588	682,768

		$1,151,082

Thrifts & Mortgage Finance — 0.2%

BankUnited, Inc.	22,593	$599,618
Hudson City Bancorp, Inc.	27,418	224,554

		$824,172

Tobacco — 2.0%

Altria Group, Inc.	50,128	$1,323,881
Philip Morris International, Inc.	73,821	4,929,028
Reynolds American, Inc.	27,499	1,018,838

		$7,271,747

Trading Companies & Distributors — 0.1%

Fastenal Co.	10,080	$362,779

		$362,779

Total Common Stocks
(identified cost $283,256,879)		$374,731,926

Call Options Written — (1.8)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	540	$1,295	7/16/11	$(1,668,600)
S&P 500 Index	1,100	1,300	7/16/11	(2,821,500)
S&P 500 Index	1,025	1,310	7/16/11	(2,029,500)

Total Call Options Written
(premiums received $3,260,415)				$(6,519,600)

Other Assets, Less Liabilities — 0.3%				$1,054,936

Net Assets — 100.0%				$369,267,262

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $283,256,879)	$374,731,926
Cash	905,778
Dividends receivable	557,397
Tax reclaims receivable	759

Total assets	$376,195,860

Liabilities

Written options outstanding, at value (premiums received, $3,260,415)	$6,519,600
Payable to affiliates:
Investment adviser fee	297,944
Trustees’ fees	3,153
Accrued expenses	107,901

Total liabilities	$6,928,598

Net Assets	$369,267,262

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 24,654,545 shares issued and outstanding	$246,545
Additional paid-in capital	294,644,461
Accumulated net realized loss	(39,070)
Accumulated distributions in excess of net investment income	(13,800,536)
Net unrealized appreciation	88,215,862

Net Assets	$369,267,262

Net Asset Value

($369,267,262 ÷ 24,654,545 common shares issued and outstanding)	$14.98

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $3,171)	$4,286,775

Total investment income	$4,286,775

Expenses

Investment adviser fee	$1,837,128
Trustees’ fees and expenses	6,331
Custodian fee	169,788
Transfer and dividend disbursing agent fees	9,491
Legal and accounting services	24,057
Printing and postage	51,126
Miscellaneous	27,740

Total expenses	$2,125,661

Deduct —
Reduction of custodian fee	$853

Total expense reductions	$853

Net expenses	$2,124,808

Net investment income	$2,161,967

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,684,116
Written options	(2,979,641)
Foreign currency transactions	63

Net realized loss	$(295,462)

Change in unrealized appreciation (depreciation) —
Investments	$15,976,354
Written options	(3,002,770)
Foreign currency	(36)

Net change in unrealized appreciation (depreciation)	$12,973,548

Net realized and unrealized gain	$12,678,086

Net increase in net assets from operations	$14,840,053

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$2,161,967	$4,548,310
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(295,462)	1,837,010
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	12,973,548	24,036,498

Net increase in net assets from operations	$14,840,053	$30,421,818

Distributions to shareholders —
From net investment income	$(15,976,145)*	$(4,513,121)
From net realized gain	—	(985,128)
Tax return of capital	—	(38,801,902)

Total distributions	$(15,976,145)	$(44,300,151)

Capital share transactions —
Reinvestment of distributions	$—	$925,672

Net increase in net assets from capital share transactions	$—	$925,672

Net decrease in net assets	$(1,136,092)	$(12,952,661)

Net Assets

At beginning of period	$370,403,354	$383,356,015

At end of period	$369,267,262	$370,403,354

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(13,800,536)	$13,642

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$15.020		$15.590	$13.650	$19.760		$20.320	$19.400

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.185	$0.223	$0.281		$0.230	$0.226
Net realized and unrealized gain (loss)	0.520		1.045	3.517	(4.591)		1.010	2.496

Total income (loss) from operations	$0.608		$1.230	$3.740	$(4.310)		$1.240	$2.722

Less Distributions

From net investment income	$(0.648	)*	$(0.183)	$(0.300)	$(0.280)		$(0.228)	$(0.226)
From net realized gain	—		(0.040)	—	(0.470)		(0.693)	(0.078)
Tax return of capital	—		(1.577)	(1.500)	(1.050)		(0.879)	(1.496)

Total distributions	$(0.648)		$(1.800)	$(1.800)	$(1.800)		$(1.800)	$(1.800)

Offering costs charged to paid-in capital(1)	$—		$—	$—	$—		$—	$(0.002)

Net asset value — End of period	$14.980		$15.020	$15.590	$13.650		$19.760	$20.320

Market value — End of period	$13.770		$14.410	$16.850	$12.530		$17.430	$21.100

Total Investment Return on Net Asset Value(2)	4.37	%(3)	8.82%	30.53%	(22.44	)%(4)	6.62%	14.88%

Total Investment Return on Market Value(2)	0.07	%(3)	(3.47)%	53.69%	(19.29	)%(4)	(9.43)%	27.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$369,267		$370,403	$383,356	$335,611		$485,633	$498,755
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.16	%(6)	1.12%	1.12%	1.11%		1.11%	1.10%
Net investment income	1.18	%(6)	1.26%	1.61%	1.68%		1.15%	1.15%
Portfolio Turnover	5	%(3)	11%	34%	49%		35%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended December 31, 2008, the sub-adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2011, the amount of distributions estimated to be a tax return of capital was approximately $13,998,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2011, the Fund’s investment adviser fee amounted to $1,837,128. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $19,571,348 and $38,194,855, respectively, for the six months ended June 30, 2011.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended June 30, 2011. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended December 31, 2010 were 63,210.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$283,243,260

Gross unrealized appreciation	$95,966,770
Gross unrealized depreciation	(4,478,104)

Net unrealized appreciation	$91,488,666

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	2,960	$5,118,535
Options written	16,230	21,978,111
Options terminated in closing purchase transactions	(15,590)	(22,715,192)
Options expired	(935)	(1,121,039)

Outstanding, end of period	2,665	$3,260,415

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2011 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative(1)

Written options	$—	$(6,519,600)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
	in Income(1)	Derivatives Recognized in Income(2)

Written options	$(2,979,641)	$(3,002,770)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$374,731,926	$—	$—	$374,731,926

Total Investments	$374,731,926	$—	$—	$374,731,926

Liability Description

Call Options Written	$(6,519,600)	$—	$—	$(6,519,600)

Total	$(6,519,600)	$—	$—	$(6,519,600)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 22, 2011. The following action was taken by the shareholders:

Item 1: The election of Helen Frame Peters, Lynn A. Stout and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2014.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Helen Frame Peters	22,599,589	586,032
Lynn A. Stout	22,593,027	592,594
Ralph F. Verni	22,601,847	583,774

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Buy-Write Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”) including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Buy-Write Income Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Buy-Write Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2011, Fund records indicate that there are 56 registered shareholders and approximately 16,994 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETB.

Eaton Vance
Tax-Managed Buy-Write Income Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2427-8/11	CE-TMBWISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: August 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 9, 2011

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: August 9, 2011